SUMMARY OF WARRANT ACTIVITY (Details) - Warrant [Member]	11 Months Ended
Dec. 31, 2021 $ / shares shares
Number of Warrants, Beginning balance | shares
Weighted Average Exercise Price, Beginning balance | $ / shares
Number of Warrants, Issued | shares	500,620
Weighted Average Exercise Price, Issued | $ / shares	$ 4.0
Number of Warrants, Exercised | shares
Weighted Average Exercise Price, Exercised | $ / shares
Number of Warrants, Forfeited or Expired | shares
Weighted Average Exercise Price, Forfeited or expired | $ / shares
Number of Warrants, Ending balance | shares	500,620
Weighted Average Exercise Price, Ending balance | $ / shares	$ 4.00
Weighted Average Remaining Life (in Years)	1 year 8 months 12 days